SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS FOR STOCK OPTIONS GRANTED (Details) - Stock Options [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Option Indexed to Issuer's Equity [Line Items]
Expected term (years)	5 years 8 months 26 days	5 years 8 months 12 days	2 years 9 months 18 days
Expected stock price volatility	296.17%	316.43%	153.58%
Weighted-average risk-free interest rate	0.64%	0.40%	1.13%
Expected dividend	0.00%	0.00%	0.00%